VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
China / Hong Kong: 1.6%
30,437	BeiGene Ltd. (ADR) *	$7,864,616
Germany: 2.7%
156,454	BioNTech SE (ADR) *	12,754,130
United States: 95.6%
181,223	Alexion Pharmaceuticals, Inc. *	28,314,282
105,229	Alnylam Pharmaceuticals, Inc. *	13,676,613
268,417	Amgen, Inc.	61,714,437
96,867	Biogen, Inc. *	23,718,854
193,013	BioMarin Pharmaceutical, Inc. *	16,925,310
71,499	Charles River Laboratories International, Inc. *	17,864,740
163,717	Exact Sciences Corp. *	21,690,865
495,393	Gilead Sciences, Inc.	28,861,596
145,665	Guardant Health, Inc. *	18,773,305
70,192	Illumina, Inc. *	25,971,040
206,976	Incyte Corp. *	18,002,773
126,643	Ionis Pharmaceuticals, Inc. *	7,160,395
140,700	IQVIA Holdings, Inc. *	25,209,219
170,601	Moderna, Inc. *	17,822,687
99,339	Neurocrine Biosciences, Inc. *	9,521,643
110,304	Novavax, Inc. *	12,299,999
319,788	QIAGEN NV *	16,900,796
42,244	Quidel Corp. *	7,589,135
48,518	Regeneron Pharmaceuticals, Inc. *	23,439,531
96,335	Sarepta Therapeutics, Inc. *	16,424,154
117,651	Seagen, Inc. *	20,605,396
105,660	Vertex Pharmaceuticals, Inc. *	24,971,684
		457,458,454
Total Common Stocks: 99.9% (Cost: $438,909,686)		478,077,200
Other assets less liabilities: 0.1%		709,274
NET ASSETS: 100.0%		$478,786,474

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Biotechnology	76.5%	$365,768,965
Health Care Services	3.9	18,773,305
Health Care Supplies	1.6	7,589,135
Life Sciences Tools & Services	18.0	85,945,795
	100.0%	$478,077,200

VANECK VECTORS ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 75.9%
Energy: 72.8%
89,888	Antero Midstream Corp.	$693,036
20,214	Cheniere Energy, Inc.	1,213,446
58,274	Enbridge, Inc.	1,864,185
66,221	EnLink Midstream LLC	245,680
101,564	Equitrans Midstream Corp.	816,575
42,167	Gibson Energy, Inc. (CAD)	681,085
106,268	Inter Pipeline Ltd. (CAD)	990,966
59,917	Keyera Corp. (CAD)	1,064,752
117,092	Kinder Morgan, Inc.	1,600,648
7,205	New Fortress Energy, Inc.	386,116
33,419	ONEOK, Inc.	1,282,621
54,877	Pembina Pipeline Corp.	1,298,390
56,128	Plains GP Holdings LP	474,282
42,298	Targa Resources Corp.	1,115,821
43,254	TC Energy Corp.	1,761,303
70,916	Williams Cos, Inc.	1,421,866
		16,910,772
Transportation: 3.1%
19,237	Macquarie Infrastructure Corp.	722,349
Total Common Stocks (Cost: $20,858,791)		17,633,121
MASTER LIMITED PARTNERSHIPS: 23.9%
4,291	Cheniere Energy Partners LP	151,258
5,541	Crestwood Equity Partners LP	105,168
7,619	DCP Midstream LP	141,104
169,452	Energy Transfer LP	1,047,213
53,205	Enterprise Products Partners LP	1,042,286
24,780	Magellan Midstream Partners LP	1,051,663
39,187	MPLX LP	848,399
7,744	NuStar Energy LP	111,591
6,578	Phillips 66 Partners LP	173,725
48,432	Plains All American Pipeline LP	399,080
13,509	Shell Midstream Partners LP	136,171
3,714	TC PipeLines LP	109,377
17,063	Western Midstream Partners LP	235,811
Total Master Limited Partnerships (Cost: $6,940,925)		5,552,846
Total Investments: 99.8% (Cost: $27,799,716)		23,185,967
Other assets less liabilities: 0.2%		41,049
NET ASSETS: 100.0%		$23,227,016

Definitions:

CAD	Canadian Dollar

Summary of Investments by Sector	% of Investments	Value
Energy	96.9%	$22,463,618
Transportation	3.1	722,349
	100.0%	$23,185,967

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 3.7%
49,062	GFL Environmental, Inc. (USD)	$1,431,629
United States: 96.2%
33,658	ABM Industries, Inc.	1,273,619
131,069	Advanced Emissions Solutions, Inc. †	720,880
17,758	Cantel Medical Corp.	1,400,396
22,125	Casella Waste Systems, Inc. *	1,370,644
18,627	Clean Harbors, Inc. *	1,417,515
103,316	Covanta Holding Corp.	1,356,539
24,391	Darling Ingredients, Inc. *	1,406,873
24,035	Donaldson Co., Inc.	1,343,076
17,348	Ecolab, Inc.	3,753,413
58,565	Energy Recovery, Inc. * †	798,827
53,352	Evoqua Water Technologies Corp. *	1,439,437
36,677	Heritage-Crystal Clean, Inc. *	772,784
39,501	Republic Services, Inc.	3,803,946
25,097	Schnitzer Steel Industries, Inc.	800,845
80,151	Sharps Compliance Corp. * †	757,427
19,599	Stericycle, Inc. *	1,358,799
7,484	STERIS Plc	1,418,517
19,421	Tennant Co.	1,362,772
11,639	Tetra Tech, Inc.	1,347,563
38,568	US Ecology, Inc.	1,401,175
37,357	Waste Connections, Inc.	3,831,707
32,569	Waste Management, Inc.	3,840,862
		36,977,616
Total Common Stocks (Cost: $31,287,818)		38,409,245
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $81)
Money Market Fund: 0.0%
81	State Street Navigator Securities Lending Government Money Market Portfolio	81
Total Investments: 99.9% (Cost: $31,287,899)		38,409,326
Other assets less liabilities: 0.1%		47,791
NET ASSETS: 100.0%		$38,457,117

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,027,797.

Summary of Investments by Sector Excluding Collateral For Securities Loaned	% of Investments	Value
Consumer Staples	3.7%	$1,406,873
Health Care	7.3	2,818,913
Industrials	75.3	28,908,321
Materials	13.7	5,275,138
	100.0%	$38,409,245

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 10.4%
185,889	Aristocrat Leisure Ltd. #	$4,467,428
103,260	Crown Resorts Ltd. #	769,207
296,941	Star Entertainment Group Ltd. #	843,554
614,709	TABCORP Holdings Ltd. #	1,852,408
		7,932,597
Cambodia: 1.0%
570,000	Nagacorp Ltd. #	748,526
China / Hong Kong: 1.8%
157,000	Melco International Development Ltd. #	305,710
57,854	Melco Resorts & Entertainment Ltd. (ADR)	1,073,192
		1,378,902
France: 2.4%
39,054	La Francaise des Jeux SAEM Reg S 144A #	1,792,866
Greece: 1.2%
67,446	OPAP SA #	903,151
Ireland: 8.0%
29,687	Flutter Entertainment Plc #	6,045,798
Italy: 0.8%
34,789	International Game Technology Plc (USD) †	589,326
Japan: 2.2%
19,400	Heiwa Corp. #	267,665
16,979	Sankyo Co. Ltd. #	459,456
59,000	Sega Sammy Holdings, Inc. #	931,456
		1,658,577
Macao: 7.9%
662,240	Galaxy Entertainment Group Ltd. (HKD) #	5,154,301
748,000	SJM Holdings Ltd. (HKD) #	838,491
		5,992,792
Malaysia: 3.7%
760,700	Genting Bhd #	844,926
999,098	Genting Malaysia Bhd #	669,836
1,965,300	Genting Singapore Ltd. (SGD) #	1,265,685
		2,780,447
Malta: 0.8%
65,399	Kindred Group Plc (SDR) * #	641,058
New Zealand: 0.5%
168,616	SkyCity Entertainment Group Ltd. #	391,018
South Korea: 1.0%
35,590	Kangwon Land, Inc. #	771,153
Sweden: 5.7%
42,752	Evolution Gaming Group AB Reg S 144A #	4,305,926
United Kingdom: 5.0%
137,870	GVC Holdings Plc * #	2,137,612
69,504	Playtech Ltd. #	381,657
342,181	William Hill Plc * #	1,259,375
		3,778,644
United States: 47.6%
21,262	Boyd Gaming Corp. *	912,565
46,197	Caesars Entertainment, Inc. *	3,431,051
8,205	Churchill Downs, Inc.	1,598,252
97,979	DraftKings, Inc. * †	4,561,902
50,657	Gaming and Leisure Properties, Inc.	2,147,857
101,771	Las Vegas Sands Corp.	6,065,552
224,100	MGM China Holdings Ltd. (HKD) † #	385,315
31,891	MGM Growth Properties LLC	998,188
109,557	MGM Resorts International	3,452,141
32,836	Penn National Gaming, Inc. * †	2,836,045
826,400	Sands China Ltd. (HKD) #	3,608,565
120,894	VICI Properties, Inc.	3,082,797
342,000	Wynn Macau Ltd. (HKD) * #	575,297
22,057	Wynn Resorts Ltd. *	2,488,691
		36,144,218
Total Common Stocks (Cost: $60,677,392)		75,854,999
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $17)
Money Market Fund: 0.0%
17	State Street Navigator Securities Lending Government Money Market Portfolio	17
Total Investments: 100.0% (Cost: $60,677,409)		75,855,016
Liabilities in excess of other assets: (0.0)%		(6,163)
NET ASSETS: 100.0%		$75,848,853

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SGD	Singapore Dollar
SDR	Swedish Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,562,859.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $42,617,440 which represents 56.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,098,792, or 8.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	91.8%	$69,626,157
Real Estate	8.2	6,228,842
	100.0%	$75,854,999

VANECK VECTORS LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUND: 99.9% (a) (Cost: $24,627,421)
88,041	Vanguard S&P 500 ETF	$30,258,811
Total Investments: 99.9% (Cost: $24,627,421)		30,258,811
Other assets less liabilities: 0.1%		28,398
NET ASSETS: 100.0%		$30,287,209

Footnote:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	100.0%	$30,258,811

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Capital Goods: 12.4%
9,236	3M Co.	$1,614,360
5,142	Eaton Corp. Plc	617,760
6,915	Honeywell International, Inc.	1,470,820
634	Hubbell, Inc.	99,405
558	Lincoln Electric Holdings, Inc.	64,867
2,796	Lockheed Martin Corp.	992,524
960	MSC Industrial Direct Co.	81,014
707	Snap-on, Inc.	120,996
		5,061,746
Consumer Services: 4.1%
7,829	McDonald’s Corp.	1,679,947
Diversified Financials: 5.9%
1,733	BlackRock, Inc.	1,250,429
263	Cohen & Steers, Inc.	19,541
2,020	Eaton Vance Corp.	137,219
696	Evercore, Inc.	76,309
2,041	Federated Investors, Inc.	58,964
6,614	Franklin Resources, Inc.	165,284
5,090	Janus Henderson Group Plc	165,476
12,645	The Bank of New York Mellon Corp.	536,654
		2,409,876
Energy: 0.2%
3,903	Cabot Oil & Gas Corp.	63,541
Food, Beverage & Tobacco: 21.2%
41,976	Altria Group, Inc.	1,721,016
2,361	Campbell Soup Co.	114,154
3,902	Kellogg Co.	242,821
13,333	PepsiCo, Inc.	1,977,284
23,002	Philip Morris International, Inc.	1,904,336
36,630	The Coca-Cola Co.	2,008,789
1,588	The J.M. Smucker Co.	183,573
14,333	The Kraft Heinz Co.	496,782
		8,648,755
Insurance: 3.9%
5,079	Chubb Ltd.	781,760
3,272	The Allstate Corp.	359,691
3,346	Travelers Cos, Inc.	469,678
		1,611,129
Materials: 0.4%
1,193	International Flavors & Fragrances, Inc. †	129,846
534	Sensient Technologies Corp.	39,393
		169,239
Pharmaceuticals / Biotechnology: 27.1%
20,310	AbbVie, Inc.	2,176,216
30,648	Bristol-Myers Squibb Co.	1,901,095
23,183	Gilead Sciences, Inc.	1,350,642
12,612	Johnson & Johnson	1,984,876
21,622	Merck & Co., Inc.	1,768,680
51,508	Pfizer, Inc.	1,896,009
		11,077,518
Semiconductor: 0.8%
3,481	Maxim Integrated Products, Inc.	308,591
Software & Services: 1.5%
4,745	Paychex, Inc.	442,139
6,990	The Western Union Co.	153,361
		595,500
Technology Hardware & Equipment: 1.1%
5,123	Juniper Networks, Inc.	115,319
2,880	TE Connectivity Ltd.	348,682
		464,001
Telecommunication Services: 9.3%
66,104	AT&T, Inc.	1,901,151
779	Cogent Communications Group, Inc.	46,639
31,412	Verizon Communications, Inc.	1,845,455
		3,793,245
Utilities: 12.4%
2,810	Ameren Corp.	219,349
1,320	Atmos Energy Corp.	125,968
17,812	Dominion Energy, Inc.	1,339,462
2,916	DTE Energy Co.	354,032
15,371	Duke Energy Corp.	1,407,369
1,929	Hawaiian Electric Industries, Inc.	68,267
4,544	OGE Energy Corp.	144,772
22,893	Southern Co.	1,406,317
		5,065,536
Total Common Stocks (Cost: $37,908,008)		40,948,624
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $128,605)
Money Market Fund: 0.3%
128,605	State Street Navigator Securities Lending Government Money Market Portfolio	128,605
Total Investments: 100.6% (Cost: $38,036,613)		41,077,229
Liabilities in excess of other assets: (0.6)%		(235,605)
NET ASSETS: 100.0%		$40,841,624

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $123,316.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	9.3%	$3,793,245
Consumer Discretionary	4.1	1,679,947
Consumer Staples	21.1	8,648,755
Energy	0.2	63,541
Financials	9.8	4,021,005
Health Care	27.0	11,077,518
Industrials	12.4	5,061,746
Information Technology	3.3	1,368,092
Materials	0.4	169,239
Utilities	12.4	5,065,536
	100.0%	$40,948,624

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 3.9%
6,893	Australia & New Zealand Banking Group Ltd. #	$121,069
28,085	Brambles Ltd. #	230,571
6,852	National Australia Bank Ltd. #	119,565
		471,205
Canada: 4.9%
3,500	Enbridge, Inc.	111,841
2,914	Royal Bank of Canada	239,227
4,364	Toronto-Dominion Bank	246,357
		597,425
China / Hong Kong: 7.7%
3,600	Alibaba Group Holding Ltd. (ADR) * #	104,685
1,690	Baidu, Inc. (ADR) *	365,446
3,200	Tencent Holdings Ltd. #	230,210
4,053	Yum China Holdings, Inc. (USD)	231,386
		931,727
Denmark: 1.0%
1,709	Novo Nordisk AS #	119,393
France: 1.9%
2,321	Sanofi SA #	225,308
Germany: 2.9%
722	Deutsche Boerse AG #	123,128
6,547	GEA Group AG #	234,532
		357,660
Japan: 5.7%
1,500	Hoshizaki Corp. † #	137,750
1,500	Kao Corp. #	115,895
6,400	Nabtesco Corp. † #	280,940
3,100	Yaskawa Electric Corp. #	154,566
		689,151
Sweden: 1.0%
9,363	Elekta AB #	125,666
Switzerland: 5.1%
1,407	Cie Financiere Richemont SA #	127,305
4,427	Julius Baer Group Ltd. #	255,436
668	Roche Holding AG #	233,019
		615,760
United Kingdom: 6.5%
1,116	AstraZeneca Plc #	111,235
3,306	British American Tobacco Plc #	122,725
5,688	Consumers Packaging, Inc. #	104,037
2,494	Reckitt Benckiser Group Plc #	222,510
3,932	Unilever Plc #	235,721
		796,228
United States: 59.5%
683	3M Co.	119,382
136	Alphabet, Inc. *	238,359
2,563	Altria Group, Inc.	105,083
39	Amazon.com, Inc. *	127,020
1,820	Applied Materials, Inc.	157,066
918	Aspen Technology, Inc. *	119,570
1,041	Berkshire Hathaway, Inc. *	241,377
390	Biogen, Inc. *	95,495
189	BlackRock, Inc.	136,371
3,769	Bristol-Myers Squibb Co.	233,791
3,138	Cerner Corp.	246,270
2,337	Comcast Corp.	122,459
3,843	Compass Minerals International, Inc.	237,190
572	Constellation Brands, Inc.	125,297
6,998	Corteva, Inc.	270,963
1,613	Dominion Energy, Inc.	121,298
3,082	Emerson Electric Co.	247,700
813	Facebook, Inc. *	222,079
1,679	Gilead Sciences, Inc.	97,819
1,989	Guidewire Software, Inc. *	256,044
2,200	Intel Corp.	109,604
3,513	Kellogg Co.	218,614
333	Lam Research Corp.	157,266
2,217	Masco Corp.	121,780
1,099	McDonald’s Corp.	235,823
2,104	Medtronic Plc	246,463
1,315	Merck & Co., Inc.	107,567
1,022	Microchip Technology, Inc.	141,148
1,063	Microsoft Corp.	236,432
800	PepsiCo, Inc.	118,640
5,829	Pfizer, Inc.	214,565
2,821	Philip Morris International, Inc.	233,551
1,262	Polaris Industries, Inc.	120,243
286	Roper Industries, Inc.	123,292
954	Salesforce.com, Inc. *	212,294
233	ServiceNow, Inc. *	128,250
2,247	The Coca-Cola Co.	123,225
850	The Walt Disney Co. *	154,003
4,752	The Western Union Co.	104,259
913	Tiffany & Co.	120,014
860	Veeva Systems, Inc. *	234,135
1,610	Zimmer Biomet Holdings, Inc.	248,085
		7,229,886
Total Common Stocks (Cost: $9,900,132)		12,159,409
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1% (Cost: $134,832)
Money Market Fund: 1.1%
134,832	State Street Navigator Securities Lending Government Money Market Portfolio	134,832
Total Investments: 101.2% (Cost: $10,034,964)		12,294,241
Liabilities in excess of other assets: (1.2)%		(144,402)
NET ASSETS: 100.0%		$12,149,839

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $391,948.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,735,266 which represents 30.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.0%	$1,332,556
Consumer Discretionary	8.8	1,066,476
Consumer Staples	13.3	1,621,261
Energy	0.9	111,841
Financials	12.2	1,482,530
Health Care	21.7	2,642,848
Industrials	13.6	1,650,513
Information Technology	13.3	1,621,933
Materials	4.2	508,153
Utilities	1.0	121,298
	100.0%	$12,159,409

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.9%
Australia: 9.4%
55,713	Computershare Ltd. #	$627,515
82,178	Crown Resorts Ltd. † #	612,163
324,723	Link Administration Holdings Ltd. #	1,388,536
127,879	Pendal Group Ltd. † #	644,587
23,885	Perpetual Ltd. † #	641,141
515,634	Telstra Corp. Ltd. #	1,185,284
39,684	Westpac Banking Corp. #	591,087
		5,690,313
Canada: 4.0%
98,480	Comeco Corp. †	1,317,962
17,097	Enbridge, Inc.	546,326
11,847	Nutrien Ltd.	569,474
		2,433,762
China / Hong Kong: 23.2%
1,639,000	Agricultural Bank of China Ltd. #	600,162
73,200	Anhui Conch Cement Co. Ltd. #	582,472
8,315	Baidu, Inc. (ADR) *	1,798,036
3,389,000	Bank of China Ltd. #	1,146,812
380,500	BOC Hong Kong Holdings Ltd. #	1,153,172
781,000	China Construction Bank Corp. #	588,985
158,000	China Gas Holdings Ltd. #	625,993
78,000	China Mobile Ltd. #	444,555
680,000	China Yuhua Education Corp. Ltd. Reg S 144A #	592,902
576,871	Daqin Railway Co. Ltd. #	573,784
1,938,000	Industrial & Commercial Bank of China Ltd. #	1,244,919
3,704	New Oriental Education & Technology Group, Inc. (ADR) *	688,240
307,000	Shanghai Pharmaceuticals Holding Co. Ltd. #	540,015
85,000	Sun Hung Kai Properties Ltd. #	1,086,867
8,758	TAL Education Group (ADR) *	626,285
17,495	Trip.com Group Ltd. (ADR) *	590,106
14,680	Weibo Corp. (ADR) * †	601,733
634,000	WH Group Ltd. Reg S 144A #	531,546
		14,016,584
Denmark: 1.9%
70,809	Danske Bank A/S * #	1,172,001
France: 2.9%
12,245	Publicis Groupe SA #	609,539
6,033	Sanofi SA #	585,646
6,300	Thales SA #	577,301
		1,772,486
Germany: 7.1%
8,244	Bayer AG #	486,419
14,336	Bayerische Motoren Werke AG #	1,267,214
9,332	Continental AG #	1,391,090
11,801	Fresenius SE & Co. KGaA #	546,548
7,092	KION Group AG #	615,989
		4,307,260
Italy: 0.9%
1,148,100	Telecom Italia SpA #	533,718
Japan: 8.7%
37,900	Calbee, Inc. #	1,142,588
57,800	Japan Tobacco, Inc. † #	1,178,491
21,100	KDDI Corp. #	625,681
8,300	MEIJI Holdings Co. Ltd. #	584,208
16,900	Seven & i Holdings Co. Ltd. #	598,497
30,700	Takeda Pharmaceutical Co. Ltd. #	1,111,121
		5,240,586
Macao: 1.7%
905,000	SJM Holdings Ltd. (HKD) #	1,014,485
Mexico: 2.1%
1,743,900	America Movil SAB de CV	1,268,180
Netherlands: 3.1%
67,293	ING Groep NV * #	626,653
403,790	Koninklijke KPN NV #	1,229,144
		1,855,797
Singapore: 4.2%
518,500	CapitaLand Ltd. #	1,286,489
164,662	Oversea-Chinese Banking Corp. Ltd. #	1,254,757
		2,541,246
South Korea: 1.9%
5,161	SK Telecom Co. Ltd. #	1,134,209
Spain: 1.0%
20,161	Grifols SA † #	589,545
Sweden: 3.9%
46,433	Elekta AB #	623,204
58,363	Svenska Handelsbanken AB #	589,379
64,048	Swedbank AB #	1,125,485
		2,338,068
Switzerland: 10.4%
15,228	Cie Financiere Richemont SA #	1,377,829
95,139	Credit Suisse Group AG #	1,230,203
21,779	Julius Baer Group Ltd. #	1,256,637
3,288	Roche Holding AG #	1,146,954
2,270	The Swatch Group AG #	618,026
44,886	UBS Group AG #	632,952
		6,262,601
Taiwan: 0.9%
5,000	Largan Precision Co. Ltd. #	569,810
United Kingdom: 7.7%
31,397	British American Tobacco Plc #	1,165,516
429,609	ConvaTec Group PLC Reg S 144A #	1,165,825
28,682	Imperial Brands Plc #	601,350
29,170	Smiths Group Plc #	599,756
397,600	Swire Properties Ltd. (HKD) #	1,155,786
		4,688,233
United States: 3.9%
776,000	MGM China Holdings Ltd. (HKD) † #	1,334,244
124,400	Sands China Ltd. (HKD) #	543,206
290,800	Wynn Macau Ltd. (HKD) * #	489,171
		2,366,621
Total Common Stocks (Cost: $54,593,856)		59,795,505
PREFERRED STOCKS: 1.0%
Germany: 1.0% (Cost: $520,084)
5,506	Henkel AG & Co. KGaA 2.00% #	621,792
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $55,113,940)		60,417,297
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $109,072)
Money Market Fund: 0.2%
109,072	State Street Navigator Securities Lending Government Money Market Portfolio	109,072
Total Investments: 100.1% (Cost: $55,223,012)		60,526,369
Liabilities in excess of other assets: (0.1)%		(63,385)
NET ASSETS: 100.0%		$60,462,984

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,889,057.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $52,410,955 which represents 86.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,290,273, or 3.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	15.6%	$9,430,079
Consumer Discretionary	18.5	11,144,961
Consumer Staples	10.6	6,423,988
Energy	3.1	1,864,288
Financials	24.0	14,498,932
Health Care	11.3	6,795,277
Industrials	3.9	2,366,830
Information Technology	4.3	2,585,861
Materials	1.9	1,151,946
Real Estate	5.8	3,529,142
Utilities	1.0	625,993
	100.0%	$60,417,297

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 8.1%
3,587,212	Bank of America Corp.	$108,728,396
2,396,514	US Bancorp	111,653,587
3,691,325	Wells Fargo & Co.	111,404,189
		331,786,172
Capital Goods: 12.2%
491,802	Boeing Co. *	105,275,136
671,843	Emerson Electric Co.	53,996,022
643,964	General Dynamics Corp.	95,834,723
260,986	Lockheed Martin Corp.	92,644,810
168,214	Northrop Grumman Corp.	51,258,170
1,459,858	Raytheon Technologies Corp.	104,394,446
		503,403,307
Consumer Durables & Apparel: 1.1%
461,919	Polaris Industries, Inc.	44,011,642
Consumer Services: 1.3%
244,818	McDonald’s Corp.	52,533,046
Diversified Financials: 9.5%
459,417	American Express Co.	55,548,109
438,620	Berkshire Hathaway, Inc. *	101,702,819
78,545	BlackRock, Inc.	56,673,359
1,252,527	The Bank of New York Mellon Corp.	53,157,246
2,324,308	The Charles Schwab Corp.	123,281,296
		390,362,829
Energy: 2.5%
1,741,858	Cheniere Energy, Inc. *	104,563,736
Food, Beverage & Tobacco: 10.8%
2,255,750	Altria Group, Inc.	92,485,750
497,005	Constellation Brands, Inc.	108,868,945
1,482,240	Kellogg Co.	92,239,795
1,188,783	Philip Morris International, Inc.	98,419,345
958,009	The Coca-Cola Co.	52,537,214
		444,551,049
Health Care Equipment & Services: 7.5%
686,609	Cerner Corp.	53,885,074
886,619	Medtronic Plc	103,858,550
165,354	Veeva Systems, Inc. *	45,017,627
678,354	Zimmer Biomet Holdings, Inc.	104,527,568
		307,288,819
Materials: 5.2%
1,618,991	Compass Minerals International, Inc. †	99,924,125
2,944,447	Corteva, Inc.	114,008,988
		213,933,113
Media & Entertainment: 5.5%
28,743	Alphabet, Inc. *	50,376,132
996,698	Comcast Corp.	52,226,975
2,725,333	John Wiley & Sons, Inc. ‡	124,438,705
		227,041,812
Pharmaceuticals, Biotechnology & Life Sciences: 11.3%
371,012	Biogen, Inc. *	90,845,998
1,589,011	Bristol-Myers Squibb Co.	98,566,352
1,539,249	Gilead Sciences, Inc.	89,676,647
1,159,433	Merck & Co., Inc.	94,841,619
2,455,854	Pfizer, Inc.	90,399,986
		464,330,602
Retailing: 6.2%
29,990	Amazon.com, Inc. *	97,675,331
389,172	Tiffany & Co.	51,156,659
966,345	Yum! Brands, Inc.	104,906,413
		253,738,403
Semiconductors & Semiconductor Equipment: 7.0%
757,671	Applied Materials, Inc.	65,387,007
1,936,428	Intel Corp.	96,472,843
138,773	Lam Research Corp.	65,538,325
425,462	Microchip Technology, Inc.	58,760,557
		286,158,732
Software & Services: 10.5%
758,674	Aspen Technology, Inc. *	98,817,289
1,638,282	Blackbaud, Inc. *	94,299,512
415,565	Guidewire Software, Inc. *	53,495,682
206,946	Microsoft Corp.	46,028,929
402,812	Salesforce.com, Inc. *	89,637,754
2,293,109	The Western Union Co.	50,310,811
		432,589,977
Utilities: 1.3%
687,626	Dominion Energy, Inc.	51,709,475
Total Common Stocks (Cost: $3,655,608,384)		4,108,002,714
Other assets less liabilities: 0.0%		1,815,850
NET ASSETS: 100.0%		$4,109,818,564

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,746,219.

A summary of the Fund’s transactions in securities of affiliates for the period ended December 31, 2020 is set forth below:

Affiliates	Value 09/30/20		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/20
John Wiley & Sons, Inc.	$-	(a)	$21,241,570	$(3,904,278)	$(1,150,735)	$1,719,579	$34,756,232	$124,438,705

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

Summary of Investments by Sector Excluding Collateral For Securities Loaned	% of Investments	Value
Communication Services	5.5%	$227,041,812
Consumer Discretionary	8.5	350,283,091
Consumer Staples	10.8	444,551,049
Energy	2.5	104,563,736
Financials	17.6	722,149,001
Health Care	18.8	771,619,421
Industrials	12.3	503,403,307
Information Technology	17.5	718,748,709
Materials	5.2	213,933,113
Utilities	1.3	51,709,475
	100.0%	$4,108,002,714

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Denmark: 5.0%
179,276	Novo Nordisk A/S (ADR) †	$12,522,429
France: 4.9%
253,861	Sanofi SA (ADR)	12,335,106
Ireland: 0.9%
478,470	Amarin Corp. Plc (ADR) * †	2,339,718
Israel: 4.1%
1,064,283	Teva Pharmaceutical Industries Ltd. (ADR) *	10,270,331
Japan: 4.4%
606,778	Takeda Pharmaceutical Co. Ltd. (ADR) †	11,043,360
Switzerland: 5.1%
137,473	Novartis AG (ADR)	12,981,575
United Kingdom: 10.0%
233,052	AstraZeneca Plc (ADR) †	11,650,269
299,541	GlaxoSmithKline Plc (ADR)	11,023,109
21,133	GW Pharmaceuticals Plc (ADR) * †	2,438,959
		25,112,337
United States: 65.6%
115,892	AbbVie, Inc.	12,417,828
112,100	AmerisourceBergen Corp.	10,958,896
364,192	Bausch Health Cos, Inc. *	7,575,194
206,730	Bristol-Myers Squibb Co.	12,823,462
122,789	Catalent, Inc. *	12,778,651
212,928	Elanco Animal Health, Inc. *	6,530,502
79,707	Eli Lilly & Co.	13,457,730
59,417	Jazz Pharmaceuticals Plc *	9,806,776
82,262	Johnson & Johnson	12,946,394
63,436	McKesson Corp.	11,032,789
150,882	Merck & Co., Inc.	12,342,148
64,655	Patterson Companies, Inc.	1,915,728
125,036	Perrigo Co. Plc	5,591,610
300,935	Pfizer, Inc.	11,077,417
646,953	Viatris, Inc. *	12,123,899
71,421	Zoetis, Inc.	11,820,175
		165,199,199
Total Common Stocks (Cost: $254,667,865)		251,804,055
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $1,736,780)
Money Market Fund: 0.7%
1,736,780	State Street Navigator Securities Lending Government Money Market Portfolio	1,736,780
Total Investments: 100.7% (Cost: $256,404,645)		253,540,835
Liabilities in excess of other assets: (0.7)%		(1,836,592)
NET ASSETS: 100.0%		$251,704,243

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $21,240,572.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	5.9%	$14,757,546
Health Care Distributors	9.5	23,907,413
Pharmaceuticals	84.6	213,139,096
	100.0%	$251,804,055

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 100.0% (a)
16,983	Energy Select Sector SPDR Fund	$643,656
245,199	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF †	3,741,737
16,053	iShares Global Infrastructure ETF †	701,677
25,166	iShares Gold Trust *	456,260
9,370	iShares MSCI Global Metals & Mining Producers ETF †	345,284
24,115	SPDR Gold MiniShares Trust *	456,738
110,840	VanEck Merk Gold Shares *	2,052,757
11,999	VanEck Vectors Agribusiness ETF ‡ †	934,602
17,049	VanEck Vectors Energy Income ETF ‡	699,878
20,074	VanEck Vectors Gold Miners ETF ‡	723,065
5,531	VanEck Vectors Low Carbon Energy ETF ‡ †	915,273
2,694	VanEck Vectors Oil Services ETF ‡	414,876
7,746	VanEck Vectors Steel ETF ‡ †	345,704
5,208	VanEck Vectors Unconventional Oil & Gas ETF ‡	398,363
12,257	Vanguard Real Estate ETF †	1,040,987
Total Exchange Traded Funds (Cost: $13,070,043)		13,870,857
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.4% (Cost: $1,302,685)
Money Market Fund: 9.4%
1,302,685	State Street Navigator Securities Lending Government Money Market Portfolio	1,302,685
Total Investments: 109.4% (Cost: $14,372,728)		15,173,542
Liabilities in excess of other assets: (9.4)%		(1,301,235)
NET ASSETS: 100.0%		$13,872,307

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,482,728.

A summary of the Fund’s transactions in securities of affiliates for the period ended December 31, 2020 is set forth below:

Affiliates	Value 09/30/20	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/20
VanEck Vectors Agribusiness ETF	659,441	758,236	(534,254)	60,962	10,276	(9,783)	934,602
VanEck Vectors Coal ETF	349,211	—	(391,052)	60,691	—	(18,850)	—
VanEck Vectors Energy Income ETF	404,867	505,125	(237,342)	(13,415)	4,310	40,643	699,878
VanEck Vectors Gold Miners ETF	473,870	540,390	(264,076)	16,855	3,812	(43,974)	723,065
VanEck Vectors Low Carbon Energy ETF	437,983	638,339	(308,785)	94,563	431	53,173	915,273
VanEck Vectors Oil Services ETF	244,277	318,643	(211,463)	(16,776)	5,579	80,195	414,876
VanEck Vectors Steel ETF	341,239	399,611	(472,219)	20,450	10,835	56,623	345,704
VanEck Vectors Unconventional Oil & Gas ETF	265,145	306,908	(216,557)	(16,219)	6.883	59,086	398,363
	$3,176,033	$3,467,252	$(2,635,748)	$207,111	$42,126	$217,113	$4,431,761

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agribusiness Equities	6.7%	$934,602
Diversified Commodities Futures	27.0	3,741,737
Energy Equities	9.7	1,343,534
Global Metals and Mining Equities	2.5	345,284
Gold Bullion	21.4	2,965,755
Gold Mining Equities	5.2	723,065
Low Carbon Energy Equities	6.6	915,273
Oil Services Equities	3.0	414,876
Steel Equities	2.5	345,704
Unconventional Oil & Gas Equities	2.9	398,363
US Real Estate Investment Trusts	7.5	1,040,987
Utilities	5.0	701,677
	100.0%	$13,870,857

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
China / Hong Kong: 4.8%
109,067	JD.com, Inc. (ADR) *	$9,586,989
United States: 95.2%
12,777	Amazon.com, Inc. *	41,613,795
25,145	AmerisourceBergen Corp.	2,458,175
3,788	AutoZone, Inc. *	4,490,447
34,077	Best Buy Co., Inc.	3,400,544
45,464	Cardinal Health, Inc.	2,435,052
26,491	Costco Wholesale Corp.	9,981,279
121,363	CVS Caremark Corp.	8,289,093
39,002	Dollar General Corp.	8,202,121
36,941	Dollar Tree, Inc. *	3,991,106
30,105	L Brands, Inc.	1,119,605
61,921	Lowe’s Companies, Inc.	9,938,940
9,811	Lululemon Athletica, Inc. *	3,414,522
25,901	McKesson Corp.	4,504,702
12,148	O’Reilly Automotive, Inc. *	5,497,820
49,936	Ross Stores, Inc.	6,132,640
78,923	Sysco Corp.	5,860,822
51,266	Target Corp.	9,049,987
57,160	The Gap, Inc.	1,154,060
79,423	The Home Depot, Inc.	21,096,337
128,196	The Kroger Co.	4,071,505
133,750	TJX Cos, Inc.	9,133,787
119,467	Walgreens Boots Alliance, Inc.	4,764,344
125,233	Walmart, Inc.	18,052,337
6,027	Wayfair, Inc. * †	1,360,957
		190,013,977
Total Common Stocks: 100.0% (Cost: $170,366,091)		199,600,966
Liabilities in excess of other assets: (0.0)%		(20,272)
NET ASSETS: 100.0%		$199,580,694

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,292,762.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	69.7%	$139,183,657
Consumer Staples	21.4	42,730,287
Health Care	8.9	17,687,022
	100.0%	$199,600,966

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Netherlands: 9.6%
408,255	ASML Holding N.V. (USD)	$199,114,129
1,057,784	NXP Semiconductor N.V. (USD)	168,198,234
		367,312,363
Switzerland: 2.7%
2,743,689	STMicroelectronics N.V. (USD) †	101,845,736
Taiwan: 13.3%
4,647,443	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	506,757,185
United States: 74.3%
2,058,333	Advanced Micro Devices, Inc. *	188,769,719
1,173,708	Analog Devices, Inc.	173,391,883
1,894,878	Applied Materials, Inc.	163,527,971
444,232	Broadcom, Inc.	194,506,981
907,612	Cadence Design Systems, Inc. *	123,825,505
3,692,806	Intel Corp.	183,975,595
472,600	KLA-Tencor Corp.	122,360,866
336,972	Lam Research Corp.	159,141,766
1,598,687	Marvell Technology Group Ltd.	76,001,580
895,718	Maxim Integrated Products, Inc.	79,405,401
733,433	Microchip Technology, Inc.	101,294,432
2,330,335	Micron Technology, Inc. *	175,194,585
491,682	NVIDIA Corp.	256,756,340
1,298,127	ON Semiconductor Corp. *	42,487,697
404,352	Qorvo, Inc. *	67,231,607
1,185,085	Qualcomm, Inc.	180,535,849
645,281	Skyworks Solutions, Inc.	98,650,559
637,101	Teradyne, Inc.	76,382,039
1,136,011	Texas Instruments, Inc.	186,453,485
178,437	Universal Display Corp.	41,004,823
940,462	Xilinx, Inc.	133,329,298
		2,824,227,981
Total Common Stocks (Cost: $3,429,861,259)		3,800,143,265
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0% (Cost: $74,936,977)
Money Market Fund: 2.0%
74,936,977	State Street Navigator Securities Lending Government Money Market Portfolio	74,936,977
Total Investments: 101.9% (Cost: $3,504,798,236)		3,875,080,242
Liabilities in excess of other assets: (1.9)%		(72,476,205)
NET ASSETS: 100.0%		$3,802,604,037

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $96,979,341.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Application Software	3.2%	$123,825,505
Semiconductor Equipment	19.0	720,526,771
Semiconductors	77.8	2,955,790,989
	100.0%	$3,800,143,265

VANECK VECTORS VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 19.2%
426,316	Bilibili, Inc. (ADR) * †	$36,543,808
1,793,000	Kingsoft Corp. Ltd. † #	11,590,984
388,803	NetEase, Inc. (ADR)	37,235,663
733,800	Tencent Holdings Ltd. #	52,790,142
		138,160,597
France: 2.8%
212,276	Ubisoft Entertainment SA * #	20,488,541
Japan: 20.8%
345,200	Bandai Namco Holdings, Inc. #	29,897,472
211,400	Capcom Co. Ltd. #	13,711,181
246,800	Konami Holdings Corp. † #	13,887,845
1,094,600	Nexon Co. Ltd. #	33,777,028
73,500	Nintendo Co. Ltd. #	47,187,245
187,300	Square Enix Holdings Co. Ltd. #	11,357,212
		149,817,983
Poland: 2.3%
224,426	CD Project SA * † #	16,592,340
South Korea: 5.9%
38,342	NCSoft Corp. #	32,918,569
81,835	Netmarble Corp. Reg S 144A * † #	9,921,053
		42,839,622
Sweden: 3.0%
549,468	Embracer Group AB * #	13,099,926
706,435	Stillfront Group AB * #	8,589,165
		21,689,091
Taiwan: 7.8%
2,524,000	Micro-Star International Co. Ltd. #	11,930,396
221,973	Sea Ltd. (ADR) * †	44,183,726
		56,114,122
United States: 38.3%
460,985	Activision Blizzard, Inc.	42,802,457
539,356	Advanced Micro Devices, Inc. *	49,464,339
233,886	Electronic Arts, Inc.	33,586,030
107,055	NVIDIA Corp.	55,904,121
169,570	Take-Two Interactive Software, Inc. *	35,234,950
204,912	Unity Software, Inc. * †	31,447,845
2,749,488	Zynga, Inc. *	27,137,447
		275,577,189
Total Common Stocks (Cost: $519,992,784)		721,279,485
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.4% (Cost: $31,707,548)
Money Market Fund: 4.4%
31,707,548	State Street Navigator Securities Lending Government Money Market Portfolio	31,707,548
Total Investments: 104.5% (Cost: $551,700,332)		752,987,033
Liabilities in excess of other assets: (4.5)%		(32,681,672)
NET ASSETS: 100.0%		$720,305,361

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $113,218,193.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $327,739,099 which represents 45.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $9,921,053, or 1.4% of net assets.

Summary of Investments by Sector Excluding Collateral For Securities Loaned	% of Investments	Value
Communication Services	73.6%	$531,044,328
Consumer Discretionary	4.2	29,897,472
Information Technology	22.2	160,337,685
	100.0%	$721,279,485